Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Net Deferred Tax Assets	The significant components of net deferred tax assets as of December 31, 2025, and 2024 are as follows:
	Deferred Tax Assets and Liabilities
	December 31
	2025	2024
Deferred tax assets

Carryforward tax losses	25,081	14,260
Other temporary differences	-	-
	25,081	14,260

Less: Valuation Allowance	(25,081)	(13,400)

Net Deferred Tax Assets after Valuation Allowance	-	860

Deferred tax liabilities

Interested party loans and other	-	(860)
Intangible assets from acquisition (PPA)	(1,674)	-

Deferred tax assets (liabilities), net	(1,674)	-

Schedule of Reconciliation between Income Tax Benefit and Actual Income Tax Expense

The following table presents a reconciliation between the theoretical income tax benefit and the actual income tax expense for the year ended December 31, 2025, in accordance with the disclosure requirements of ASU 2023-09:

	Year ended December 31,
	2025

Israeli Statutory Corporate Tax Rate	(1,909)	23%

Change in Valuation Allowance	1,862	(22.4%)
Foreign tax rate differential (Switzerland)	47	(0.6%)
Total Effective Tax Rate	-	0.0%

The following table presents a reconciliation between the theoretical income tax benefit and the actual income tax expense for the years ended December 31, 2024 and 2023, prior the adoption of ASU 2023-09:

	Years ended
	December 31
	2024	2023

Loss before income taxes	(7,197)	(3,278)

Theoretical tax benefit	1,655	766

Adjustments

Non-Deductible expenses	-	-
Change in Valuation Allowance	(1,655)	(766)

Total income tax	-	-